Corporate Overview - Additional Information (Detail)			12 Months Ended
	May 25, 2016 USD ($) $ / shares shares	May 15, 2015 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Sep. 02, 2015 Patents
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001
Sale of common stock and common stock warrants to related party | $			$ 2,664,900
Number of securities into which the class of warrant or right converted			53,093,902	0
Finders Arrangements [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock and common stock warrants to related party | $			$ 582,500
Sale of common stock and common stock warrants to related party, shares			466,000
Commission paid to agents | $			$ 46,600
Mayne Pharma Ventures Pty LTD [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Warrants issued to purchase common stock			28,364,236
Mayne Pharma Ventures Pty LTD [Member] | Securities Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock and common stock warrants to related party | $			$ 2,788,500
Sale of common stock and common stock warrants to related party, shares			27,885,000
Aggregate number of common stock and warrants issued			27,885,000
Warrants issued to purchase common stock			27,885,000
Mayne Pharma Ventures Pty LTD [Member] | Finders Arrangements [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock and common stock warrants to related party | $			$ 47,924
Warrants issued to purchase common stock			479,236
Accredited Investor [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Exercise price of warrants | $ / shares	0.12
Shares issued, price per share | $ / shares	$ 0.10
Number of securities into which each warrant or right converted	1
Number of securities into which the class of warrant or right converted	1
Warrant expiration period	5 years
Private Placement [Member] | Accredited Investor [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock and common stock warrants to related party | $	$ 5,500,000
Sale of common stock and common stock warrants to related party, shares	55,000,000
Mayne Pharma [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
License fee paid | $			$ 75,000
Number of patents sublicensed | Patents					2
Securities Purchase Agreement [Member] | Mayne Pharma [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Share purchase agreement date			May 18, 2015
Warrant expiry date			May 20, 2020
Exercise price of warrants | $ / shares		$ 0.075
Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock and common stock warrants to related party | $			$ 2,712
Sale of common stock and common stock warrants to related party, shares			27,115,000
Common Stock [Member] | Securities Purchase Agreement [Member] | Mayne Pharma [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock and common stock warrants to related party | $		$ 2,500,000
Sale of common stock and common stock warrants to related party, shares		33,333,333
Warrants [Member] | Securities Purchase Agreement [Member] | Mayne Pharma [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value | $ / shares		$ 0.075
Sale of common stock and common stock warrants to related party | $		$ 2,500,000
Sale of common stock and common stock warrants to related party, shares		33,333,333